(ICON)

Prudential
Mid-Cap
Value Fund

ANNUAL
REPORT
Jan. 31, 1999

(LOGO)

Prudential Mid-Cap Value Fund

Performance At A Glance.
In the short time since its inception in May 1998, the
Prudential
Mid-Cap Value Fund has faced an unusually difficult market
for
mid-cap stocks and an extremely poor environment for its
value
investing style: the S&P/Barra Mid-Cap Value Index tumbled
10%
over this period while the corresponding Growth Index gained
15%.
Moreover, we adhere strictly to our value discipline, which exacerbated the impact of the anti-value market. However, investment styles historically have alternated in periods of superior performance. With our stocks selling for much less per dollar of earnings than the average mid-cap stock, we are positioned to benefit handsomely when stock prices better reflect companies' earnings performance.

Cumulative Total Returns1As of 1/31/99
                                    Since
Since
                                 Inception2
Inception2
                            (Without Sales Charge)   (With
Sales Charge)
Class A                           -23.04%                  -
26.89%
Class B                           -23.32                   -
28.32
Class C                           -23.32                   -
25.08
Class Z                           -23.05                   -
23.05
Lipper Mid-Cap Fund Avg.3           0.23
N/A

Past performance is not indicative of future results.
Principal
and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. Since the Fund has been in existence less than one year, no average annual total returns are presented. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998 have a 1% CDSC if sold within one year. Class
Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, B, C, and Z, 5/11/98.

3 The Lipper Since Inception return is for all funds in each share class.


How Investments Compared.
     (As of 1/31/99)
         (GRAPH)

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results.
The risks
to each of the investments listed above are different -- we provide
12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk.
The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns.
These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value;
they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Jay S. Kaplan, Fund Manager                 (PHOTO)

Portfolio
Manager's Report
The Prudential Mid-Cap Value Fund provides an opportunity for long-term capital growth by investing primarily in stocks of medium-size companies that we believe to be undervalued. We follow a traditional value investment style: we look for good businesses with sound management that are selling for substantially less than a fair price. We are aiming at good risk-adjusted returns consistently year after year. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Co-Manager Roger Ford retired from Prudential on
January 29, 1999. I will continue to manage the Fund in a consistently disciplined way with the assistance of our research staff.

What you don't own...

 ...can hurt you -- at least comparatively. The S&P Mid-Cap 400 Index is weighted by the value of each company's outstanding stock. Its small 2% gain since the inception of our Fund was strongly concentrated in the largest stocks. America Online alone accounted for more than a fifth of the Index's lead over us. Funds that bought the few large, high-priced market leaders benefited; we thought those stocks offered a poor balance of risk and reward.


Strategy Session.

Good Values.
We view ourselves as business owners rather than stock traders, so our strategy is best captured by describing some of our largest holdings:

Richfood Holdings is the biggest food wholesaler in the Mid-Atlantic and recently has added almost 100 retail grocery stores. Investors have not appreciated this new growth opportunity. Although Richfood runs both of its businesses well, its stock sells for only 13 times its 1999 earnings per share, while pure wholesalers average 14 times and retailers about 18 times earnings. We bought an excellent company at a bargain price.

Financial Security Assurance Holdings (FSA) sells guarantees on municipal bonds and on securities backed by specific assets. Its shares have been priced at low multiples of its book value (about
1.5 times), at least in part because investors recently have avoided the risks inherent in insurance. FSA's share of the municipal guarantee market is growing, the credit quality of the bonds it insures is better than average, and it is increasing both its margins and earnings. It is a strong competitor in a growing industry.

More Diversification. In our view, many industrial companies are substantially undervalued, so about 30% of our holdings are in that sector. To reduce our reliance on industrials, we have focused recent purchases in the health care, retailing, casino, and technology sectors.


   Portfolio Composition.
Expressed as a percentage of
 net assets as of 1/31/99.
        (PIE CHART)

What Went Well.

Benefiting From Industry Consolidation.
We owned Allied Group, a high-quality regional property and casualty insurer. The insurance industry has been consolidating for some time because economies of scale favor larger firms. Nationwide Insurance merged with Allied in the fall to create the fourth largest auto and homeowner's insurance company in the United States. We had a substantial gain on our shares.

And Not So Well.
Economic Uncertainty.
When your assets lose more than a fifth of their value, it is extremely unsettling. We had the misfortune of opening our Fund at a market peak when investors' anxiety level was high, leading them to markedly prefer the stocks of companies with continued strong earnings growth, regardless of their price. Mid-cap stocks languished, and value stocks of any size also suffered. Our holdings lost considerable ground because they were among the smaller and least expensive in the mid-cap universe
(in terms of how much earnings or book value we received for each dollar of share price). We focus on such companies because we consistently look for the greatest bargains. Our holdings, by and large, are well-managed companies with good earning prospects, although they may have had problems in the recent past. But in these times, those were not strong considerations for most investors.

Many of the stocks that did do well were technology stocks: fully half of the S&P Mid-Cap 400 advantage over our holdings was due to the strong performance of technology companies that we did not own. Industrials, which have been good values because of investor disinterest, continued to trail the market. They are by far our largest focus and accounted for about a third of our performance gap.

Five Largest Holdings.
2.8%   Richfood Holdings, Inc.
       Foods
2.6%   Financial Security
       Assurance Holdings Ltd.
       Insurance
2.5%   Borg-Warner
       Automotive, Inc.
       Auto & Truck
2.1%   Dexter Corp.
       Chemicals
2.0%   Premark Int'l, Inc.
       Miscellaneous Industrial

Expressed as a percentage of net assets as of 1/31/99.

Looking Ahead.
At period end, our holdings were priced at an average of 13 times their 1998 earnings, only half the price of the S&P Mid-Cap 400.
This gap between value and growth stocks is exceptionally large.
Moreover, midcaps themselves are very inexpensive compared to the stocks of larger companies -- at a 12-year low.
(See the interview on the next page.) We confess that we find these extreme differences in share prices puzzling. Usually, investors are more aggressive in searching out bargains. However, our investments provide a very good earnings yield in the short term and we are well positioned for superior performance when these pricing anomalies narrow or disappear.

Portfolio Manager Jay Kaplan discusses value investing in the mid-cap market.

Q. Is this a poor time to buy mid-cap stocks?

A. It is a great time to buy mid-cap stocks, although a poor time to have owned them. Over the long term (1926-1998), mid-size and small-company stocks on the New York Stock Exchange have outperformed stocks of the largest companies. Now, however, the S&P 400 Mid-Cap Index has trailed the S&P 500 Index for five successive years, with the largest gap this past year. Over that period, the average largecap returned 196%, while the midcaps returned only 123% (or an annual average of 17%). While that is an excellent return by historical standards, it leaves mid-cap stocks much cheaper than those of larger companies with comparable earnings.

Earnings are the common yardstick for comparing stocks of firms of different size and in different businesses because they are the source of future dividends or of investment in faster growth. When we compare stocks in terms of how much we have to spend to buy a dollar of company earnings (P/E, or price to earnings ratio), midcaps now are much cheaper than large caps. The display below shows that over the past 20 years, midcaps and larger firms have been, on average, priced about the same in terms of P/E. Now, however, they are 14% cheaper; only once in that period were there greater bargains -- in the 1987 crash.

Q. If midcaps are generally good value now, shouldn't we buy the fastest-growing companies?

A. Among the mid-cap stocks, value stocks have lagged. When mid-cap growth stocks began to join the market rally toward the end of 1998, mid-cap value stocks did not. In January of 1999, they fell. Investors have been strongly focused on technology companies. Not only is that sector very competitive, with rapid technological obsolescence, but the stocks generally are priced as though investors expect these companies to have long, continuous stretches of rapid earnings growth. We believe those are unrealistic and risky assumptions.

Until the middle of this century, stock investors were considered to be "speculators" who were gambling on the stock market. This is not an unfair characterization of the current market for Internet stocks and for certain other technology stocks. Stocks are being bought on the assumption their prices will be bid up higher without regard to profitability. In contrast, we consider ourselves to be investing in good businesses. We try to find well- managed, sound companies that are being undervalued by other investors. We buy them for their current earnings or their undervalued assets. Then we hold them until other investors will pay us what these stocks are truly worth. If they don't, we still own the valuable business growth we bought at bargain prices. It isn't a get-rich-quick scheme; it isn't speculating on the market; it's investing for the long term.

Russell Mid-Cap P/E Divided by S&P 500 P/E
       1.00 = P/Es are the same
               (GRAPH)

The Standard & Poor's 500 Composite Stock Price Index (S&P
500),
composed of stocks representing approximately 70% of the total market value of all publicly traded U.S. common stocks, is widely regarded as representative of the performance of the U.S. stock market as a whole.

The Russell Mid-Cap Index consists of the smallest 800 companies in the Russell 1000 Index, as ranked by total market capitalization.
The Russell Mid-Cap Index accurately captures the medium-size universe of securities and represents 33.8% of the Russell 1000 total market capitalization. The Russell Index has data covering the past 20 years; our benchmark, the Standard &
Poor's Mid-Cap 400 Index, does not.

Source: Prudential Securities Incorporated

A Message to Our Shareholders                       March
26, 1999
(PHOTO)

Dear Shareholder,

When I think about how Prudential's clients can benefit from their investments, one of my recent concerns is how misleading today's equity markets have become. Major index advances continue to be driven by the stocks of a handful of very large companies. These stocks are getting more and more expensive, out of proportion to their earnings expectations. As a result, a substantial disparity in value continues to grow between large and small companies and between growth and value stocks.

Since not all stocks are benefiting from the highly publicized euphoria surrounding each record-breaking milestone, it is unlikely that these trends will continue. In fact, history shows that markets generally bring prices in line with earnings performance sooner or later.

Diversification Is Critical.
Instead of chasing recent market winners, investors should have a well-diversified asset allocation strategy in place and keep to it. It is also a good practice to rebalance your holdings when necessary to keep your asset allocation consistent with your long-term objectives and risk tolerance. A properly diversified portfolio of value- and growth-oriented mutual funds, bond funds and money market funds could help you weather inevitable market turbulence and receive more consistent returns over time. Prudential offers a wide range of mutual funds to help our shareholders diversify.

Thank you for your continued confidence in Prudential mutual funds.

Sincerely,

John R. Strangfeld
Chief Investment Officer
Prudential Investments

Portfolio of Investments as
of January 31, 1999                      PRUDENTIAL MID-CAP
VALUE FUND
------------------------------------------------------------
------------

Shares       Description                    Value (Note 1)
    --------------------------------------------------------
---
LONG-TERM INVESTMENTS--91.0%
COMMON STOCKS
    --------------------------------------------------------
---
Aerospace/Defense--4.4%
  58,000     GenCorp Inc.                           $
1,355,750
  28,400     Litton Industries, Inc.(a)
1,617,025
  17,900     Precision Castparts Corp.
679,081
                                                    --------
---

3,651,856
------------------------------------------------------------
Apparel--2.0%
  11,100     Liz Claiborne, Inc.
424,575
  84,800     Reebok International, Ltd.
1,261,400
                                                    --------
---

1,685,975
------------------------------------------------------------
Auto & Truck--4.0%
  43,400     Borg-Warner Automotive, Inc.
2,088,625
  31,900     Lear Corp.(a)
1,256,062
                                                    --------
---

3,344,687
------------------------------------------------------------
Chemicals--5.3%
 157,900     Agrium, Inc., (Canada)
1,352,019
  59,000     Dexter Corp.
1,729,437
  58,500     Ferro Corp.
1,279,688
                                                    --------
---

4,361,144
------------------------------------------------------------
Coal--1.0%
  61,700     Arch Coal, Inc.
786,675
------------------------------------------------------------
Electric Utilities--1.3%
  68,700     Niagara Mohawk Power Corp.(a)
1,051,969
------------------------------------------------------------
Electrical Equipment--3.0%
  54,400     Belden, Inc.
1,091,400
  66,000     Lincoln Electric Hldgs.
1,394,250
                                                    --------
---

2,485,650
------------------------------------------------------------
Electronics--7.7%
  62,600     Arrow Electronics, Inc.
1,032,900
  26,500     Avnet, Inc.                            $
1,190,844
  23,600     Harris Corp.
885,000
  31,200     National Semiconductors Corp.(a)
403,650
  44,400     UCAR International, Inc.(a)
818,625
  48,300     Varian Associates, Inc.
1,684,462
  29,800     VLSI Technology, Inc.(a)
353,875
                                                    --------
---

6,369,356
------------------------------------------------------------
Exploration & Production--4.5%
  73,200     Oryx Energy Co.
892,125
  58,600     Pioneer Natural Resources Co.
483,450
 198,300     Santa Fe Energy Resources, Inc.
1,152,619
 161,500     Vintage Petroleum, Inc.
1,170,875
                                                    --------
---

3,699,069
------------------------------------------------------------
Financial Services--7.3%
  34,100     Astoria Financial Corp.
1,560,075
  42,210     Charter One Financial Inc.
1,181,880
  60,000     Commercial Federal Corp.
1,372,500
  29,800     Heller Financial Inc.
815,775
  59,200     Peoples Heritage Financial Group,
                Inc.
1,065,600
                                                    --------
---

5,995,830
------------------------------------------------------------
Foods--5.1%
  41,000     Interstate Bakeries Corp.
1,007,062
  98,700     Richfood Holdings, Inc.
2,288,606
  24,600     Suiza Foods Corp.(a)
874,838
                                                    --------
---

4,170,506
------------------------------------------------------------
Health Care--5.4%
  32,800     Beverly Enterprises Inc
186,550
  70,800     Foundation Health Systems, Inc.
650,475
  73,000     Quorum Health Group, Inc.
620,500
  44,800     Trigon Healthcare, Inc.(a)
1,430,800
  35,500     Universal Health Services, Inc.(a)
1,588,625
                                                    --------
---

4,476,950

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of January 31, 1999                         PRUDENTIAL MID-
CAP VALUE FUND
------------------------------------------------------------
--------------------

Shares       Description                    Value (Note 1)
    --------------------------------------------------------
---
Hotels & Leisure--2.1%
  56,600     Harrah's Entertainment, Inc.(a)        $
841,925
 135,400     Park Place Entertainment Corp.
922,413
                                                    --------
---

1,764,338
------------------------------------------------------------
Housing--1.3%
  52,300     D.R. Horton, Inc.
1,104,838
------------------------------------------------------------
Insurance--10.4%
  71,400     Amerus Life Hldgs., Inc.
1,405,687
  44,700     Capital Re Corp.
812,981
  35,200     Enhance Financial Services Group
                Inc.
880,000
  26,300     Everest Reinsurance Hldgs.
884,337
  38,900     Financial Security Assurance Hldgs.
                Ltd.
2,137,069
  45,300     Old Republic International Corp.
886,181
  16,700     PMI Group, Inc., (The)
716,013
  12,200     Reinsurance Group of America, Inc.
821,213
                                                    --------
---

8,543,481
------------------------------------------------------------
Machinery--1.4%
  22,600     Case Corp.
427,988
  69,600     New Holland N.V. (Netherlands)
756,900
                                                    --------
---

1,184,888
------------------------------------------------------------
Media--2.4%
  57,000     Belo (A.H.) Corp.
1,072,312
  25,400     Central Newspapers, Inc.
895,350
                                                    --------
---

1,967,662
------------------------------------------------------------
Miscellaneous Industrial--14.5%
  60,400     Blount International, Inc.
1,555,300
  36,800     Crane Co.
1,000,500
  44,200     Harsco Corp.
1,179,587
  45,300     IDEX Corp.
1,033,406
  63,600     Kimball International, Inc.
1,120,950
  63,300     Mark IV Industries, Inc.
949,500
  28,300     Pentair, Inc.
1,082,475
  49,200     Premark International, Inc.
1,685,100
  55,900     U.S. Industries, Inc.
1,055,113
  65,100     United Dominion Industries, Ltd.,
                (Canada)
1,297,931
                                                    --------
---

11,959,862
Printing--2.0%
  65,700     World Color Press, Inc.(a)             $
1,617,863
------------------------------------------------------------
Railroads--1.4%
  70,000     Wisconsin Central Transportation
                Corp.(a)
1,120,000
------------------------------------------------------------
Recreation & Other Consumer Goods--1.5%
  51,500     Brunswick Corp.
1,271,406
------------------------------------------------------------
Retail--2.0%
  59,800     Burlington Coat Factory Warehouse
                Corp.
855,887
  15,000     Payless Shoesource Inc.
780,938
                                                    --------
---

1,636,825
------------------------------------------------------------
Steel--1.0%
  29,900     Texas Industries, Inc.
792,350
                                                    --------
---
             Total long-term investments
                (cost $99,078,874)
75,043,180
                                                    --------
---
Principal Amount
(000)
SHORT-TERM INVESTMENT--9.4%
REPURCHASE AGREEMENT
------------------------------------------------------------
$  7,738     Joint Repurchase Agreement Account,
                4.72%, 2/1/99
                (cost $7,738,000; Note 5)
7,738,000
                                                    --------
---
------------------------------------------------------------
Total Investments--100.4%
             (cost $106,816,874; Note 4)
82,781,180
             Liabilities in excess of other
                assets--(0.4%)
(299,130)
                                                    --------
---
             Net Assets--100%
$82,482,050
                                                    --------
---
                                                    --------
---

---------------
(a) Non-income producing security.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities
PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------
--------------------

Assets
January 31, 1999
Investments, at value (cost
$106,816,874)...............................................
 ..................        $ 82,781,180
Cash........................................................
 ..............................................
721
Deposit with brokers as collateral for futures
transactions...............................................
256,000
Deferred organizational
costs.......................................................
 ......................             155,727
Dividends and interest
receivable..................................................
 .......................              28,951
Receivable for Fund shares
sold........................................................
 ...................              21,221

----------------
   Total
assets......................................................
 .....................................          83,243,800

----------------
Liabilities
Payable for investments
purchased...................................................
 ......................             420,803
Accrued
expenses....................................................
 ......................................             246,463
Management fee
payable.....................................................
 ...............................              51,122
Payable for Fund shares
reacquired..................................................
 ......................              35,893
Due to broker-variation
margin......................................................
 ......................               3,750
Distribution fee
payable.....................................................
 .............................               3,719

----------------
   Total
liabilities.................................................
 .....................................             761,750

----------------
Net
Assets......................................................
 ..........................................        $
82,482,050

----------------

----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par.........................................................
 .........        $     10,790
   Paid-in capital in excess of
par.........................................................
 ..............         106,720,439

----------------

106,731,229
   Accumulated net realized loss on
investments.................................................
 ..........            (278,135)
   Net unrealized depreciation on
investments.................................................
 ............         (23,971,044)

----------------
Net assets, January 31,
1999........................................................
 ......................        $ 82,482,050

----------------

----------------
Class A:
   Net asset value and redemption price per share
      ($1,455,145 / 190,100 shares of beneficial interest
issued and outstanding).........................
$7.65
   Maximum sales charge (5% of offering
price)......................................................
 ......                 .40

----------------
   Maximum offering price to
public......................................................
 .................                $8.05

----------------

----------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($3,377,025 / 441,325 shares of beneficial interest
issued and outstanding).........................
$7.65

----------------

----------------
Class C:
   Net asset value and redemption price per share
      ($285,535 / 37,317 shares of beneficial interest
issued and outstanding)............................
$7.65
   Sales charge (1% of offering
price)......................................................
 ..............                  .08

----------------
   Offering price to
public......................................................
 .........................                $7.73

----------------

----------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($77,364,345 / 10,121,490 shares of beneficial
interest issued and outstanding).....................
$7.64

----------------

----------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

PRUDENTIAL MID-CAP VALUE FUND
Statement of Operations
------------------------------------------------------------

                                              May 11,
1998(a)
                                                  Through
Net Investment Income                         January 31,
1999
Income
   Interest................................     $    488,646
   Dividends (net of foreign withholding
      taxes of $14,220)....................          580,401
                                              --------------
--
      Total income.........................        1,069,047
                                              --------------
--
Expenses
   Management fee..........................          445,632
   Distribution fee--Class A...............            2,031
   Distribution fee--Class B...............           18,421
   Distribution fee--Class C...............            1,897
   Amortization of deferred offering and
      organization costs...................          144,836
   Custodian's fees and expenses...........           70,000
   Reports to shareholders.................           50,000
   Registration fees.......................           40,000
   Audit fees and expenses.................           25,000
   Legal fees and expenses.................           20,000
   Trustees' fees and expenses.............           12,000
   Transfer agent's fees and expenses......           10,000
   Miscellaneous...........................            4,689
                                              --------------
--
      Total expenses.......................          844,506
                                              --------------
--
Net investment income......................          224,541
                                              --------------
--
Realized and Unrealized
Gain on Investments
Net realized gain (loss) on:
   Investment transactions.................          836,643
   Financial futures transactions..........
(1,031,109)
                                              --------------
--

(194,466)
                                              --------------
--
Net unrealized appreciation (depreciation)
   on:
   Investments.............................
(24,035,694)
   Financial futures.......................           64,650
                                              --------------
--

(23,971,044)
                                              --------------
--
Net loss on investments....................
(24,165,510)
                                              --------------
--
Net Decrease in Net Assets
Resulting from Operations..................
$(23,940,969)
                                              --------------
--
                                              --------------
--
---------------
(a) Commencement of investment operations.

PRUDENTIAL MID-CAP VALUE FUND
Statement of Changes in Net Assets

                                                 May 11,
1998(a)
Increase In                                          Through
Net Assets                                       January 31,
1999
Operations
   Net investment income.......................    $
224,541
   Net realized loss on investments............
(194,466)
   Net unrealized depreciation of
      investments..............................
(23,971,044)
                                                 -----------
-----
   Net decrease in net assets resulting from
      operations...............................
(23,940,969)
                                                 -----------
-----
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A..................................
(3,330)
      Class B..................................
(1,869)
      Class C..................................
(11)
      Class Z..................................
(219,331)
                                                 -----------
-----

(224,541)
                                                 -----------
-----
   Dividends in excess of net investment income
      Class A..................................
(2,195)
      Class B..................................
(1,232)
      Class C..................................
(201)
      Class Z..................................
(144,619)
                                                 -----------
-----

(148,247)
                                                 -----------
-----
   Distributions in excess of net realized
      capital gains
      Class A..................................
(1,490)
      Class B..................................
(3,345)
      Class C..................................
(315)
      Class Z..................................
(78,519)
                                                 -----------
-----

(83,669)
                                                 -----------
-----
   Distributions from paid-in-capital
      Class A..................................
(2,522)
      Class B..................................
(2,120)
      Class C..................................
(280)
      Class Z..................................
(160,667)
                                                 -----------
-----

(165,589)
                                                 -----------
-----
Fund share transactions (net of share
   conversion)
   (Note 6)
   Net proceeds from shares sold...............
108,338,129
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions............................
621,170
   Cost of shares reacquired...................
(2,014,234)
                                                 -----------
-----
   Net increase in net assets from Fund share
      transactions.............................
106,945,065
                                                 -----------
-----
Total increase.................................
82,382,050
Net Assets
Beginning of period............................
100,000
                                                 -----------
-----
End of period..................................    $
82,482,050
                                                 -----------
-----
                                                 -----------
-----
---------------
(a) Commencement of investment operations.

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements
PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------
--------------------
Prudential Mid-Cap Value Fund (the 'Fund') is registered
under the Investment
Company Act of 1940 as a diversified, open-end, management
investment company.
The Fund was organized in Delaware on October 24, 1997 as a
business trust. The
Fund issued 2,500 shares each of Class A, Class B, Class C
and Class Z shares of
beneficial interest for $100,000 on April 14, 1998 to
Prudential Investments
Fund Management LLC ('PIFM').
The Fund's investment objective is to achieve long-term
capital growth by
investing primarily in equity-related securities of mid-cap
companies, ranging
from $1 billion to $5 billion in market capitalization.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: Securities listed on a securities exchange (other than options on stock and stock indices) are valued at the last
sales price on the
day of valuation, or, if there was no sale on such day, at
the mean between the
closing bid and asked prices on such day, or at the bid
price in the absence of
an asked price as provided by a pricing service. Securities
that are actively
traded in the over-the-counter market, including listed
securities for which the
primary market is believed to be over-the-counter, are
valued by an independent
pricing service. Convertible debt securities that are
actively traded in the
over-the-counter market, including listed securities for
which the primary
market is believed to be over-the-counter, are valued at the mean between the
most recently quoted bid and asked prices provided by a
principal market maker
or independent pricing agent. Options on securities and
indices traded on an
exchange are valued at the mean between the most recently
quoted bid and asked
prices provided by the respective exchange. Futures
contracts and options
thereon are valued at the last sales price as of the close
of business of the
exchange. Securities for which market quotations are not
readily available are
valued at fair value as determined in good faith by or under the direction of
the Board of Trustees of the Fund.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
Repurchase Agreement: In connection with transactions in
repurchase agreements,
it is the Fund's policy that its custodian or designated
subcustodians under
triparty repurchase agreements, as the case may be, take
possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction, including accrued
interest. To the extent
that any repurchase transaction exceeds one business day,
the value of the
collateral is marked-to-market on a daily basis to ensure
the adequacy of the
collateral. If the seller defaults, and the value of the
collateral declines or
if bankruptcy proceedings are commenced with respect to the
seller of the
security, realization of the collateral by the Fund may be
delayed or limited.
All securities are valued as of 4:15 p.m., New York time. Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of
securities at a set price
for delivery on a future date. Upon entering into a
financial futures contract,
the Fund is required to pledge to the broker an amount of
cash and/or other
assets equal to a certain percentage of the contract amount.
This amount is
known as the 'initial margin.' Subsequent payments, known as
'variation margin,'
are made or received by the Fund each day, depending on the
daily fluctuations
in the value of the underlying security. Such variation
margin is recorded for
financial statement purposes on a daily basis as unrealized
gain or loss. When
the contract expires or is closed, the gain or loss is
realized and is presented
in the statement of operations as net realized gain (loss)
on financial futures
contracts.
The Fund invests in financial futures contracts in order to
hedge its existing
portfolio securities, or securities the Fund intends to
purchase, against
fluctuations in value caused by changes in prevailing
interest rates. Should
interest rates move unexpectedly, the Fund may not achieve
the anticipated
benefits of the financial futures contracts and may realize
a loss. The use of
futures transactions involves the risk of imperfect
correlation in movements in
the price of futures contracts, interest rates and the
underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on
sales of securities are
calculated on the identified cost basis. Dividend income is
recorded on the
ex-dividend date; interest income is recorded on the accrual basis. Expenses are
recorded on the accrual basis which may require the use of
certain estimates by
management.
Net investment income (loss), other than distribution fees,
and realized and
unrealized gains or losses are allocated daily to each class of shares based
upon the relative proportion of net assets of each class at
the beginning of the
day.
Dividends and Distributions: Dividends from net investment
income are declared
and paid semi-annually. The Fund will distribute net capital gains in excess of
loss carryforwards, if any, at least annually. Dividends and distributions are
recorded on the ex-dividend date.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements
PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------
--------------------
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles.
Taxes: It is the Fund's policy to continue to meet the
requirements of the
Internal Revenue Code applicable to regulated investment
companies and to
distribute all of its taxable net income and net capital
gains, if any, to its
shareholders. Therefore, no federal income tax provision is
required.
Withholding taxes on foreign dividends have been provided
for in accordance with
the Fund's understanding of the applicable country's tax
rules and rates.
Deferred Offering and Organization Expenses: Approximately
$175,000 and $125,000
of expenses were incurred in connection with the initial
offering and
organization of the Fund, respectively. These costs have
been deferred and are
being amortized ratably over a period of sixty months for
organization expense
and twelve months for offering costs from the date the Fund
commenced investment
operations.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease paid-in-capital by $313,836
increase
undistributed net investment income by $290,389, and
increase accumulated net
realized loss on investments by $23,447 for certain
organizational expenses not
deductible for tax purposes and for distributions from paid-
in-capital. Net
investment income, net realized gains and net assets were
not affected by these
changes.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
The Prudential
Investment Corporation ('PIC'). PIC furnishes investment
advisory services, in
connection with the management of the Fund. PIFM pays for
the cost of the
subadviser's services, the compensation of officers of the
Fund, occupancy and
certain clerical and bookkeeping costs of the Fund. The Fund bears all other
costs and expenses.
The management fee paid to PIFM is computed daily and
payable monthly, at an
annual rate of .70 of 1% of the average daily net assets of
the Fund.
The Fund had a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acted as the distributor of the Class A,
Class B, Class C and
Class Z shares of the Fund through May 31, 1998. Prudential
Investment
Management Services LLC ('PIMS') became the distributor of
the Fund effective
June 1, 1998 and is serving the Fund under the same terms
and conditions as
under the agreement with PSI. The Fund compensated PSI and
PIMS for distributing
and servicing the Fund's Class A, Class B and Class C
shares, pursuant to plans
of distribution (the 'Class A, B and C Plans'), regardless
of expenses actually
incurred by them. The distribution fees for Class A, B and C shares were accrued
daily and payable monthly. No distribution or service fees
are paid to PIMS as
distributor of the Class Z shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund compensates
PIMS for
distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were charged at an annual rate of .25 of 1%, 1%
and 1% of the average daily net assets of the Class A, B and
C shares,
respectively, for the period May 11, 1998 through January
31, 1999.
PSI and PIMS have advised the Fund that they have received
approximately $40,500
in front-end sales charges resulting from sales of Class A
and Class C shares
during the period ended January 31, 1999. From these fees,
PSI and PIMS paid
such sales charges to affiliated broker-dealers, which in
turn paid commissions
to salespersons and incurred other distribution costs.
PSI and PIMS have advised the Fund that for the period ended
January 31, 1999,
they received approximately $15,300 and $500 in contingent
deferred sales
charges imposed upon certain redemptions by Class B and
Class C shareholders,
respectively.
PSI, PIFM, PIC and PIMS are indirect, wholly owned
subsidiaries of The
Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment
companies (the
'Funds'), entered into a credit agreement (the 'Agreement')
with an unaffiliated
lender. The maximum commitment under the Agreement is
$200,000,000. Interest on
any such borrowings outstanding will be at market rates. The purpose of the
Agreement is to serve as an alternative source of funding
for capital share
redemptions. The Fund did not borrow any amounts pursuant to the Agreement
during the period ended January
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements
PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------
--------------------
31, 1999. The Funds pay a commitment fee at an annual rate
of .055 of 1% on the
unused portion of the credit facility. The commitment fee is accrued and paid
quarterly on a pro rata basis by the Funds. The Agreement
expired on February
28, 1999, and has been extended through March 12, 1999 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the period May
11, 1998 through
January 31, 1999, the Fund incurred fees of approximately
$7,800 for the
services of PMFS. As of January 31, 1999, approximately
$1,100 of such fees were
due to PMFS. Transfer agent fees and expenses in the
Statement of Operations
also include certain out-of-pocket expenses paid to
nonaffiliates.
During the period May 11, 1998 through January 31, 1999, PSI received
approximately $500 in brokerage commissions from portfolio
transactions executed
on behalf of the Fund.
------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the period May 11, 1998 through January 31, 1999 were $112,718,337 and
$14,476,105, respectively.
The cost basis of investments for federal income tax purposes at January 31,
1999 was $106,844,940 and accordingly, net unrealized depreciation of investments for federal income tax purposes was $24,063,760 (gross unrealized appreciation--$1,896,564; gross unrealized depreciation-- $25,960,324).
The Fund will elect, for United States Federal income tax purposes, to treat net short-term capital losses of approximately $185,419 incurred in the three months ended January 31, 1999 as having been incurred in the following fiscal year.
During the period ended January 31, 1999, the Fund entered into financial futures contracts. Details of open contracts as of January 31, 1999 are as follows:

                                                 Value at
Value at        Unrealized
  Number of                       Expiration    January 31,
Trade        Appreciation/
  Contracts           Type           Date          1999
Date        (Depreciation)
--------------    ------------    ----------    -----------
----------     --------------
Long Positions:
5                 S&P 400         Mar. 1998     $  945,000
$  880,350       $   64,650

--------------

--------------

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment
companies, transfers
uninvested cash balances into a single joint account, the
daily
aggregate balance of which is invested in one or more
repurchase agreements
collateralized by U.S. Government or federal agency
obligations. As of January
31, 1999, the Fund had a 1.1% undivided interest in the
repurchase agreements in
the joint account. The undivided interest for the Fund
represented $7,738,000 in
principal amount. As of such date, each repurchase agreement in the joint
account and the value of the collateral therefor were as
follows:
Bear, Stearns & Co. Inc., 4.75%, in the principal amount of
$200,000,000,
repurchase price $200,079,167, due 2/1/99. The value of the
collateral including
accrued interest was $206,615,704.
Salomon Brothers, Inc., 4.73%, in the principal amount of
$200,000,000,
repurchase price $200,078,833, due 2/1/99. The value of the
collateral including
accrued interest was $204,209,880.
Morgan (J.P.) Securities Inc., 4.72%, in the principal
amount of $200,000,000,
repurchase price $200,078,667, due 2/1/99. The value of the
collateral including
accrued interest was $204,000,313.
Warburg Dillon Read LLC, 4.62%, in the principal amount of
$80,255,000,
repurchase price $80,285,898, due 2/1/99. The value of the
collateral including
accrued interest was $81,862,553.
------------------------------------------------------------
Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are
sold with a front-end sales charge of up to 5%. Class B
shares are sold with a
contingent deferred sales charge which declines from 5% to
zero depending on the
period of time the shares are held. Prior to November 2,
1998 Class C shares
were sold with a contingent deferred sales charge of 1%
during the first year.
Effective November 2, 1998, Class C shares are sold with a
front-end sales
charge of 1% and a contingent deferred sales charge of 1%
during the first 18
months. Class B shares will automatically convert to Class A shares on a
quarterly basis approximately seven years after purchase. A
special exchange
privilege is also available for shareholders who qualify to
purchase Class A
shares at net asset value or Class Z shares. Class Z shares
are not subject to
any sales or redemption charge and are offered exclusively
for sale to a limited
group of investors.
The Fund is authorized to issue an unlimited number of
shares of beneficial
interest, $.001 per value per share, equally divided into
four classes,
designated Class A, Class B, Class C and Class Z shares
------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements
PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------
--------------------
Transactions in shares of beneficial interest were as follows:

Class A                                 Shares        Amount
------------------------------------  ----------   ---------
---
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................     300,197   $
2,535,490
Shares issued in reinvestment of
  dividends.........................       1,092
9,046
Shares reacquired...................    (114,344)
(897,466)
                                      ----------   ---------
---
Net increase in shares outstanding
  before conversion.................     186,945
1,647,070
Shares issued upon conversion from
  Class B...........................         655
5,960
                                      ----------   ---------
---
Net increase in shares
  outstanding.......................     187,600   $
1,653,030
                                      ----------   ---------
---
                                      ----------   ---------
---
Class B
------------------------------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................     534,568   $
4,732,367
Shares issued in reinvestment of
  dividends.........................       1,010
8,384
Shares reacquired...................     (96,098)
(770,787)
                                      ----------   ---------
---
Net increase in shares outstanding
  before conversion.................     439,480
3,969,964
Shares reacquired upon conversion
  into Class A......................        (655)
(5,960)
                                      ----------   ---------
---
Net increase in shares
  outstanding.......................     438,825   $
3,964,004
                                      ----------   ---------
---
                                      ----------   ---------
---
Class C
------------------------------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................      45,554   $
413,942
Shares issued in reinvestment of
  dividends.........................          91
755
Shares reacquired...................     (10,828)
(84,510)
                                      ----------   ---------
---
Net increase in shares
  outstanding.......................      34,817   $
330,187
                                      ----------   ---------
---
                                      ----------   ---------
---
Class Z
------------------------------------
May 11, 1998(a) through
  January 31, 1999:
Shares sold.........................  10,078,396
$100,656,330
Shares issued in reinvestment of
  dividends.........................      72,912
602,985
Shares reacquired...................     (32,318)
(261,471)
                                      ----------   ---------
---
Net increase in shares
  outstanding.......................  10,118,990
$100,997,844
                                      ----------   ---------
---
                                      ----------   ---------
---

---------------
(a) Commencement of investment operations.
------------------------------------------------------------
--------------------
                                       11

Financial Highlights
PRUDENTIAL MID-CAP VALUE FUND
------------------------------------------------------------
--------------------

Class A              Class B              Class C

----------------     ----------------     ----------------

May 11, 1998(a)      May 11, 1998(a)      May 11, 1998(a)

Through              Through              Through

January 31,          January 31,          January 31,

1999(e)              1999(e)              1999(e)

----------------     ----------------     ----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................       $  10.00             $
10.00              $10.00

------               ------               -----
Income from investment operations
Net investment income
(loss).................................            .01
(.04)               (.04)
Net realized and unrealized losses on investment

transactions..............................................
(2.31)               (2.29)              (2.29)

------               ------               -----
   Total from investment
operations..........................          (2.30)
(2.33)              (2.33)

------               ------               -----
Less distributions
Dividends from net investment
income.........................           (.02)
--(d)               --(d)
Dividends in excess of net investment
income.................           (.01)                  --
(d)               --(d)
Distributions in excess of net realized
gains................           (.01)                (.01)
(.01)
Distributions from paid-in-
capital...........................           (.01)
(.01)               (.01)

------               ------               -----
   Total
distributions.......................................
(.05)                (.02)               (.02)

------               ------               -----
Net asset value, end of
period...............................       $   7.65
$   7.65              $ 7.65

------               ------               -----

------               ------               -----
TOTAL
RETURN(c):.............................................
(23.04)%             (23.32)%            (23.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................       $  1,455
$  3,377              $  286
Average net assets
(000).....................................       $  1,115
$  2,528              $  260
Ratios to average net assets(b):
   Expenses, including distribution
fees.....................           1.54%(b)
2.29%(b)            2.29%(b)
   Expenses, excluding distribution
fees.....................           1.29%(b)
1.29%(b)            1.29%(b)
   Net investment income
(loss)..............................            .10%(b)
(.66)%(b)           (.66)%(b)
Portfolio turnover
rate......................................             19%
19%                 19%

Class Z

----------------

May 11, 1998(a)

Through

January 31,

1999(e)

----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................      $  10.00

------
Income from investment operations
Net investment income
(loss).................................           .02
Net realized and unrealized losses on investment

transactions..............................................
(2.32)

------
   Total from investment
operations..........................         (2.30)

------
Less distributions
Dividends from net investment
income.........................          (.02)
Dividends in excess of net investment
income.................          (.01)
Distributions in excess of net realized
gains................          (.01)
Distributions from paid-in-
capital...........................          (.02)

------
   Total
distributions.......................................
(.06)

------
Net asset value, end of
period...............................      $   7.64

------

------
TOTAL
RETURN(c):.............................................
(23.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................      $ 77,364
Average net assets
(000).....................................      $ 83,452
Ratios to average net assets(b):
   Expenses, including distribution
fees.....................          1.29%(b)
   Expenses, excluding distribution
fees.....................          1.29%(b)
   Net investment income
(loss)..............................           .39%(b)
Portfolio turnover
rate......................................            19%

---------------
(a) Commencement of investment operations.
(b) Annualized.
(c) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(d) Less than $.005 per share.
(e) Calculated based on weighted average shares outstanding
during the period.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Report of Independant Accountants                PRUDENTIAL
MID-CAP VALUE FUND
------------------------------------------------------------
--------------------
To the Trustees and Shareholders of
Prudential Mid-Cap Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Mid-Cap Value Fund (the
'Fund') at January 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period May 11, 1998
(commencement of operations) through January 31, 1999, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
March 19, 1999


Federal Income Tax Information
(Unaudited)                          PRUDENTIAL MID-CAP
VALUE FUND
------------------------------------------------------------
--------------------
We are required by the Internal Revenue Code to advise you
within 60 days of the
Fund's fiscal period end (January 31, 1999) as to the
federal tax status of
dividends and distributions paid by the Fund during such
fiscal year.
Accordingly, we are advising you that in the fiscal period
ended January 31,
1999, dividends paid from net investment income were $.03
per share for Class A
and Class Z shares, respectively. In addition, the Fund paid to Class A, B, C
and Z shares a short-term capital gain distribution of $.01
which is taxable as
ordinary income.
We also wish to advise you that 100% of the dividends paid
from ordinary income
in the fiscal period ended January 31, 1999 qualified for
the corporate
dividends received deduction available to corporate
taxpayers.
In January 2000, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV
as to the federal tax status of the distributions received
by you in calendar
year 1999.
------------------------------------------------------------
--------------------
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Getting The Most From Your Prudential Mutual Fund.

Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable.
These annual and semi-annual reports are prepared to comply with
Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

At A Glance

Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past performance is not indicative of future results.

Portfolio Manager's Report

The portfolio manager who invests your money for you reports on successful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments

This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

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Statement Of Assets And Liabilities

The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the
Fund's equity,
or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations

This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets

This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements

This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights

This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the
Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report

Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information

This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison

These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -
- the
index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

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Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It?

Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance.
While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally. Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Comparing A $10,000 Investment.
----------------------------------------
Prudential Mid-Cap Value Fund vs.
the Standard & Poor's Mid-Cap 400 Index.


/ / Prudential Mid-Cap Value Fund
--- S&P Mid-Cap 400 Index

Past performance is not indicative of future results.
Principal and
investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

These graphs compare a $10,000 investment in the Prudential
Mid-Cap
Value Fund (Class A, B, C, and Z shares) with a similar
investment
in the Standard & Poor's Mid-Cap 400 Index (the Index) by
portraying
the account values at the commencement of operations of
Class A, B,
C, and Z shares, and at the end of the fiscal year (January
31), as
measured on a quarterly basis, beginning in 1998 for Class
A, B, C,
and Z shares. For purposes of the graphs, and unless
otherwise
indicated, it has been assumed that (a) the maximum
applicable
front-end sales charges were deducted from the initial
$10,000
investment in Class A and Class C shares; (b) the maximum applicable contingent deferred sales charges were deducted from the value of the investment in Class B and Class C shares, assuming full redemption on January 31, 1999; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class Z shares are not subject to a sales charge or distribution fee. Since the
Fund has been in existence less than one year, no average annual total returns are presented.

The Index is a weighted index comprised of approximately 400 medium-size companies, chosen for market size, liquidity, and industry group representation. The Index is comprised of industrial, utility, financial, and transportation stocks that provide a broad indicator of stock price movements. The Index is unmanaged. The total return includes the reinvestment of all dividends, but does not reflect the payment of transaction costs and advisory fees associated with an investment in the Fund. The securities in the Index may differ substantially from the securities in the Fund. The Index is not the only one that may be used to characterize performance of equity funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

These graphs are furnished to you in accordance with SEC regulations.

Class A           (GRAPH)

Class B           (GRAPH)

Class C           (GRAPH)

Class Z           (GRAPH)

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
Thomas T. Mooney
Stephen P. Munn
Richard A. Redeker
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Marguerite E.H. Morrison, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

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